Premises and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and equipment
10.	Premises and equipment

A breakdown of cost and accumulated depreciation and amortization for premises and equipment as of December 31, 2012 and 2011 is as follows:

(In thousands of US$)	December 31,
	2012	2011
Land	-	462
Leasehold improvements	7,194	1,646
Building	-	3,750
Furniture and equipment	17,302	18,696
	24,496	24,554
Less: accumulated depreciation and amortization	11,688	17,881
	12,808	6,673

In June 2012, the Bank recorded a gain on sale of premises and equipment of $5.6 million due to the sale of its former head office’s premises. The Bank’s new head office is located in leased premises at Business Park Tower V, in Panama City.